American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
April 30, 2021

One Choice Blend+ 2045 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.0%
Avantis U.S. Equity Fund G Class	1,759	24,702
Avantis U.S. Small Cap Value Fund G Class	149	2,218
Focused Dynamic Growth Fund G Class	269	16,132
NT Focused Large Cap Value Fund G Class	1,265	16,469
NT Heritage Fund G Class	233	3,827
NT Mid Cap Value Fund G Class	263	3,937
Small Cap Growth Fund G Class	78	2,199
		69,484
International Equity Funds — 25.2%
Avantis Emerging Markets Equity Fund G Class	227	3,020
Avantis International Equity Fund G Class	752	9,014
Focused International Growth Fund G Class	247	5,014
Non-U.S. Intrinsic Value Fund G Class	495	5,063
NT Emerging Markets Fund G Class	296	4,519
NT Global Real Estate Fund G Class	251	3,064
NT International Small-Mid Cap Fund G Class	139	2,054
		31,748
Domestic Fixed Income Funds — 14.4%
Avantis Core Fixed Income Fund G Class	1,364	13,516
Inflation-Adjusted Bond Fund G Class	98	1,247
NT High Income Fund G Class	343	3,430
		18,193
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	174	1,848
Global Bond Fund G Class	477	4,993
		6,841
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $122,669)		126,266
OTHER ASSETS AND LIABILITIES†		15
TOTAL NET ASSETS — 100.0%		$126,281

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in a combination of underlying funds advised by American Century Investments. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period March 10, 2021 (fund inception) through April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	—	$24	—	$1	$25	2	—	—
Avantis U.S. Small Cap Value Fund	—	2	—	—	2	—	—	—
Focused Dynamic Growth Fund	—	15	—	1	16	—	—	—
NT Focused Large Cap Value Fund(3)	—	15	—	1	16	1	—	—
NT Heritage Fund	—	4	—	—	4	—	—	—
NT Mid Cap Value Fund	—	4	—	—	4	—	—	—
Small Cap Growth Fund	—	2	—	—	2	—	—	—
Avantis Emerging Markets Equity Fund	—	3	—	—	3	—	—	—
Avantis International Equity Fund	—	9	—	—	9	1	—	—
Focused International Growth Fund	—	5	—	—	5	—	—	—
Non-U.S. Intrinsic Value Fund	—	5	—	—	5	—	—	—
NT Emerging Markets Fund	—	5	—	—	5	—	—	—
NT Global Real Estate Fund	—	3	—	—	3	—	—	—
NT International Small-Mid Cap Fund	—	2	—	—	2	—	—	—
Avantis Core Fixed Income Fund	—	14	—	—	14	1	—	—
Inflation-Adjusted Bond Fund	—	1	—	—	1	—	—	—
NT High Income Fund	—	3	—	—	3	—	—	—
Emerging Markets Debt Fund	—	2	—	—	2	—	—	—
Global Bond Fund	—	5	—	—	5	—	—	—
	—	$123	—	$3	$126	5	—	—
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.